S000086826 [Member] Average Annual Total Returns	12 Months Ended	16 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
ICE BofA 0-5 Year BB-B US High Yield Constrained Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.80%	6.98%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	3.34%
C000252454 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.72%	6.55%
Performance Inception Date		Sep. 05, 2024
C000252454 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.28%	4.14%
Performance Inception Date		Sep. 05, 2024
C000252454 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.53%	3.96%
Performance Inception Date		Sep. 05, 2024